Business combination (Details) - 1 months ended May 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Total purchase price comprised of:
-Cash consideration	¥ 300,000	$ 46,109
Total	¥ 300,000	$ 46,109